Restricted Cash	12 Months Ended
Feb. 28, 2018
Receivables [Abstract]
Restricted Cash
2.	Restricted Cash

As at February 28, 2018, the Company held $583,012 in restricted cash (2017—$nil). Restricted cash is held by the Company’s legal counsel in a trust account pursuant to the terms of an escrow agreement arising from the disposition of the Company’s legacy beverage business. These funds are held aside for the purpose of existing claims, excluded liabilities and financial lease liabilities during the escrow period as specified in the terms of the sale agreement in relation to the Company’s legacy beverage business.